Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of intangible assets
Weighted Average Amortization Period (years)	2 years 4 months 24 days	2 years 7 months 6 days	3 years 4 months 24 days
Cost	$ 2,355,419	$ 2,355,419	$ 2,355,419
Accumulated Amortization	1,999,509	1,945,470	1,722,907
Net Book Value	$ 355,910	$ 409,949	$ 632,512
Licenses [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)	4 years 6 months	4 years 8 months 12 days	5 years 8 months 12 days
Cost	$ 462,234	$ 462,234	$ 462,234
Accumulated Amortization	313,211	306,495	279,258
Net Book Value	$ 149,023	$ 155,739	$ 182,976
Patents [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)	1 year 8 months 12 days	1 year 10 months 24 days	2 years 7 months 6 days
Cost	$ 1,893,185	$ 1,893,185	$ 1,893,185
Accumulated Amortization	1,686,298	1,638,975	1,443,649
Net Book Value	$ 206,887	$ 254,210	$ 449,536